[Aetna Logo]         151 Farmington Avenue        Barbara Finnegan Reiff
                     Hartford, CT  06156          Contracts & Prospectuses, TS41
                                                  Products Group
                                                  860-273-9792
                                                  Fax: 860-273-3004



April 30, 1997




Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:  Aetna Variable Fund
     File Nos. 2-51739 and 811-2514


Dear  Sir or Madam:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 52 to the Registration Statement for the above-referenced Registrant do not differ from that which was filed electronically on April 11, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-9792.

Sincerely,


/s/ Barbara Finnegan Reiff
-----------------------------
Barbara Finnegan Reiff